Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Operation $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
As Originally Reported [Member]
Schedule of Consolidated Operation [Line Items]
Product sales, net	$ 362,314
Cost of goods sold	282,655
Operating expense	71,339
Income taxes	4,376
Net income (loss)	$ 7,670
Net income (loss) per common share
BASIC (in Dollars per share) | $ / shares	$ 5.94
DILUTED (in Dollars per share) | $ / shares	$ 5.02
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
BASIC (in Shares) | shares	1,290,566
DILUTED (in Shares) | shares	1,529,209
Adjustments [Member]
Schedule of Consolidated Operation [Line Items]
Product sales, net	$ (16,589)
Cost of goods sold	(6,733)
Operating expense	918
Income taxes	(4,478)
Net income (loss)	(15,252)
As Restated [Member]
Schedule of Consolidated Operation [Line Items]
Product sales, net	345,725
Cost of goods sold	275,922
Operating expense	72,257
Income taxes	(102)
Net income (loss)	$ (7,582)
Net income (loss) per common share
BASIC (in Dollars per share) | $ / shares	$ (5.87)
DILUTED (in Dollars per share) | $ / shares	$ (5.87)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
BASIC (in Shares) | shares	1,290,566
DILUTED (in Shares) | shares	1,290,566